Offerings - Offering: 1	Jun. 16, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 649,918.11
Amount of Registration Fee	$ 89.75
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $89.75 was paid in connection with the filing of the Schedule TO-I by Align Alternative Access Fund (File No. 005-95516) on February 17, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.